5. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income tax reconciliation

	2013	2012
Federal tax (benefit) at statutory rate	$(368,614)	$(564,259)
Expiration of net operating loss carryforwards	––	533,950
Change in valuation allowance	342,174	30,403
Other	26,440	(94)
Provision for income taxes, net

Deferred taxes
	2013	2012
Deferred tax assets (liabilities)
Net operating loss carryforwards	$7,836,904	$7,824,444
Accrued compensation	155,084	105,767
Depreciation	13,185	4,253
Stock-based compensation	375,678	350,401
Accrued related party interest	1,190,547	938,193
Other	13,916	20,082
Total	9,585,314	9,243,140

Less: Valuation allowance	(9,585,314)	(9,243,140)
Net deferred tax asset	$––	$––

Operating loss tax carryforwards
Year of Expiration	Net Operating Losses
2018	$1,425,000
2019	1,234,000
2020	2,849,000
2021	4,168,000
2023	1,217,000
2024	646,000
2025	589,000
2026	873,000
2027	2,607,000
2028	2,512,000
2029	2,196,000
2030	1,232,000
2031	1,028,000
2032	437,000
2033	37,000
Total	$23,050,000